Statement of Additional Information Supplement dated August 31, 2011
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:

Invesco Asia Pacific Growth Fund	Invesco Global Small & Mid Cap Growth Fund
Invesco European Growth Fund	Invesco International Core Equity Fund
Invesco Global Growth Fund	Invesco International Growth Fund
The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS — Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Asia Pacific Growth Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of October 31, 2010 (except as noted):

		Other Registered		Other Pooled Investment		Other Accounts
	Dollar	Investment Companies Managed		Vehicles Managed		Managed
	Range of	(assets in millions)		(assets in millions)		(assets in millions)
	Investments	Number		Number		Number
	in Each	of		of		of
“Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Asia Pacific Growth Fund
Brent Bates[3]	$50,001-$100,000	None	None	None	None	None	None
Shuxin Cao	$100,001-$500,000	19	$13,491.7	2	$273.2	4,763 [2]	$1,867.9 [2]
Mark Jason	$10,001-$50,000	2	$2,521.1	None	None	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

3	Mr. Bates commenced serving as a Portfolio Manager of Invesco Asia Pacific Fund on February 28, 2011. Information has been provided for Mr. Bates as of February 28, 2011.”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS — Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Global Growth Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of October 31, 2010 (except as noted):

		Other Registered		Other Pooled Investment		Other Accounts
	Dollar	Investment Companies Managed		Vehicles Managed		Managed
	Range of	(assets in millions)		(assets in millions)		(assets in millions)
	Investments	Number		Number		Number
	in Each	of		of		of
“Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Global Growth Fund
Ryan Amerman[2]	None	4	$5,645.5	None	None	None	None
Matthew Dennis	$1-$10,000	16	$10,470.1	6	$319.2	4,763 [3]	$1,717.6 [3]
Mark Jason[4]	None	2	$3,342.4	None	None	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Mr. Amerman began serving as portfolio manager of Invesco Global Growth Fund on March 22, 2011. Information for Mr. Amerman has been provided as of February 28, 2011.

3	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.”

4	Mr. Jason commenced serving as a Portfolio Manager of Invesco Global Growth Fund on August 31, 2011. Information has been provided for Mr. Jason as of July 31, 2011 ”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS — Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco International Growth Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of October 31, 2010 (except as noted):

		Other Registered
		Investment Companies		Other Pooled Investment		Other Accounts
	Dollar	Managed		Vehicles Managed		Managed
	Range of	(assets in millions)		(assets in millions)		(assets in millions)
	Investments	Number		Number		Number
	in Each	of		of		of
“Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts		Assets
Invesco International Growth Fund
Shuxin Cao	$50,001-$100,000	19	$10,257.3	2	$273.2	4,763	[2]	$1,867.9	[2]
Matthew Dennis	$100,001-$500,000	16	$7,037.0	6	$319.2	4,762	[2]	$1,717.6	[2]
Jason Holzer	$100,001-$500,000	18	$8,207.0	11	$3,350.9	4,763	[2]	$1,867.9	[2]
Mark Jason [3]	None	2	$3,342.4	None	None	None		None
Clas Olsson	Over $1,000,000	17	$7,224.6	11	$3,350.9	4,763	[2]	$1,867.9	[2]

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.”

3	Mr. Jason commenced serving as a Portfolio Manager of Invesco International Growth Fund on August 31, 2011. Information has been provided for Mr. Jason as of July 31, 2011 ”

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